Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

April 28, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of
Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Atlanta Capital Select Equity Fund
Eaton Vance Atlanta Capital SMID-Cap Fund
Post-Effective Amendment No. 249 (1933 Act File No. 002-22019)
Amendment No. 222 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on June 30, 2023.

The Amendment is being filed for the purpose of registering new Class R6 shares of Eaton Vance Atlanta Capital Focused Growth Fund. Class R6 will be offered at net asset value to employer-sponsored retirement plans and other investors as more fully described in the Amendment, but will not be subject to distribution fees, service fees or sub-accounting, recordkeeping or similar fees paid to intermediaries. The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 247 filed with the Securities and Exchange Commission on January 30, 2023 (Accession No. 0000940394-23-000100).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

Securities and Exchange Commission

April 28, 2023

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8117.

Very truly yours,

/s/ Katherine Campbell

Katherine Campbell, Esq.

Vice President